Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Schedule of cash and cash equivalents

	2025		2024
Cash in banks	US$	122,893	US$	281,358
Cash on hand		705		657
Short-term investments (Highly liquid investments/ cash equivalent)		622,360		617,432
Funds held in trust related to debt service reserves		7,926		8,534
Total cash and cash equivalents	US$	753,884	US$	907,981